GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Beginning balance	$ 6,121	$ 5,842
Foreign currency translation adjustments	47	279
Ending balance	$ 6,168	$ 6,121